Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of Provision Related to Investment

Provisions as at December 31, 2024 and 2023 consist of the following:

	31/12/24	31/12/23
Provision for legal claims	5,425	7,432
Provision for tax claims	436	489
Provision for warranties	1,866	2,352
Termination indemnities for sales agents	825	861
Other provisions	1,105	502
Total provisions	9,657	11,636
Less current portion	(1,866)	(2,352)
Non-current portion	7,791	9,284

Disclosure of Changes in Provision Related to Investment

Changes in the above provisions for the years ended December 31, 2024 and 2023 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other provisions	Total
Balance as at December 31, 2022	8,626	64	3,114	742	—	12,546
Provisions made during the year	1,723	425	785	119	502	3,554
Provisions used during the year	(2,403)	—	(1,542)	—	—	(3,945)
Provisions reversed during the year	(514)	—	(5)	—	—	(519)
Balance as at December 31, 2023	7,432	489	2,352	861	502	11,636
Provisions made during the year	1,108	—	871	156	603	2,738
Provisions used during the year	(2,566)	(2)	(1,357)	(192)	—	(4,117)
Provisions reversed during the year	(549)	(51)	—	—	—	(600)
Balance as at December 31, 2024	5,425	436	1,866	825	1,105	9,657